Supplemental Cash Flow Information - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	10 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 13, 2014	Nov. 13, 2014	Jun. 27, 2014 Vessel	Feb. 01, 2014
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations	$ 128,700,000	$ 133,700,000	$ 131,100,000
Income taxes paid	2,300,000	5,600,000	1,500,000
Acquisition cost of vessels and associated fixed-rate contracts	194,255,000	470,213,000	39,894,000
Fair value of service obligation	800,000
Advances to joint venture partner		14,364,000					14,400,000
Skaugen [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Acquisition cost of vessels and associated fixed-rate contracts				27,000,000
Cash payment on acquisition					21,600,000
Interest-bearing loan amount					5,400,000
Algeciras Spirit and Huelva Spirit [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel	56,200,000
Algeciras Spirit and Huelva Spirit [Member] | Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt	56,200,000
Tenerife Spirit [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel		29,700,000
Tenerife Spirit [Member] | Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt		29,700,000
Newbuildings [Member] | BG Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Fair value of service obligation						33,300,000
Newbuildings [Member] | BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels	4					4
Long-term receivable included in other assets	20,300,000
Awilco LNG Carriers [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels	2	2
Acquisition cost of vessels and associated fixed-rate contracts	205,000,000	205,000,000
Upfront fee	1,000,000	1,000,000
Upfront prepayment of charter for hire	$ 51,000,000	$ 51,000,000